UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

FIRST CITIZENS SECURITIZATION DEPOSITOR LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ____________________ to ____________________

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002128731

First Citizens Loan Trust 2026-SBA1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Robert Fong, (626) 535-5052

Name and telephone number, including area code, of the person to contact in connection with this filing

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuing Entity

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FIRST CITIZENS SECURITIZATION DEPOSITOR LLC
(Depositor)

Date: June 8, 2026	By:	/s/ Robert L. Hawley
Name: Robert L. Hawley
Title: Senior Vice President

EXHIBIT INDEX

Exhibit Number

Exhibit 99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated June 4, 2026, of Deloitte & Touche LLP.

Exhibit 99.2	Executive Summary, dated June 4, 2026, of The StoneHill Group, Inc. (“Stonehill”).

Exhibit 99.3	Stonehill Data Compare Report

Exhibit 99.4	Stonehill Rating Agency Grades Summary Report

Exhibit 99.5	Stonehill Rating Agency Grades Detail Report

Exhibit 99.6	Stonehill Valuation Report

Exhibit 99.7	Stonehill Pay History Report